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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                   REAL ESTATE
                                     SHARES
                                      PWREX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        19
Notes to Financial Statements                               27
Report of Independent Registered Public Accounting Firm     34
Approval of Investment Advisory Agreement                   35
Trustees, Officers and Service Providers                    40

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

After seven years of outperforming the major U.S. equity market indices, the U.S. real estate market concluded an extremely volatile 2007 in negative territory, posting its worst calendar year performance since 1998. While the decline was due in part to profit taking, real estate investment trusts (REITs)
- like the broader equity markets - came under significant pressure due to several factors. Chief among them was the impact of the subprime mortgage crisis and the resulting turmoil that spread through the credit markets, as Matthew Troxell of AEW Capital Management and Advisors, L.P., the sub-adviser to the Fund, explains in the following interview.

Q:   Why did the real estate sector reverse course in 2007?

A: Problems originally seen as contained within the U.S. subprime mortgage market generated more widespread credit concerns and an increased aversion to risk in 2007. The difficulties seemed to weigh particularly heavy on REITs, as higher financing costs resulted in a sharp decline in commercial real estate transactions, which, in turn, put downward pressure on valuations. Deteriorating credit conditions also heightened fears of a potential recession, which raised concerns over the outlook for underlying property fundamentals. REITs also were not immune to other factors affecting the broader stock market, including rising energy costs.

Q:   How did the Fund perform in 2007?

A: Reflecting the sector's weak performance, the Fund's Class A shares posted a total return of -19.39% for the 12 months ended December 31, 2007. The Fund's benchmark, the Dow Jones Wilshire Real Estate Securities Index, returned -17.66% for the same period. An underweighting in the healthcare sector relative to the benchmark was the primary cause for the Fund's underperformance. Healthcare REITs, which were just added to the benchmark index last September, significantly outperformed the broader REIT market, as they were the only property sector that delivered positive performance for 2007. The average return for 2007 for the 309 funds in the Fund's Lipper category of real estate funds was -14.83%. Both stock selection and sector allocation had a negative impact on the Fund's performance relative to its peers.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Which of the Fund's investments proved most disappointing in 2007?

A: On an absolute basis, top individual detractors to the Fund's performance in 2007 included Brandywine Realty Trust (office), Liberty Property Trust (industrial) and Developers Diversified Realty (shopping centers). Brandywine Realty Trust declined because of concerns about the company's suburban market exposure, particularly in Philadelphia, which could potentially come under increasing pressure from slowing job growth and a weakening economy. Liberty Property Trust suffered in large part due to unease over the company's acquisition of Republic Property Trust, a public office REIT focused on owning and developing office properties in the Washington, D.C. area, at peak pricing. Developers Diversified lagged in response to fears about credit markets and consumer spending and their impact on the company's robust development pipeline. We continue to believe these companies represent solid values relative to their peers and maintained the portfolio's overweight positions in all three stocks as of the end of the period.

Q: Could you mention some of the holdings that contributed positively to performance?

A: On an absolute basis, top individual contributors to the Fund's performance during 2007 included Hilton Hotels and Spirit Finance, two positions not included in the Fund's benchmark index, as well as Nationwide Health Properties. Hilton Hotels and Spirit Finance benefited significantly from their announcements that they were being acquired at a significant premium to their respective share price. Nationwide Health Properties' solid performance in 2007 was due in part to management's ability to continue finding

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     attractive acquisitions and adjusting its earnings estimates upwards accordingly.

Q: Given the correction, have the fundamentals in the different property sectors changed materially in your opinion?

A: Despite evidence of a slowing macroeconomic environment, the underlying fundamentals for the major property sectors remain generally stable, though some softness is emerging in scattered sectors and locations - particularly those most affected by the housing market downturn. In the retail sector, property occupancies are by and large still strong and above their long-term averages, although vacancies did creep higher during 2007 in response to weaker demand. Continued sluggishness is expected, as a weakening housing sector, higher interest rates and higher energy costs may restrain consumer spending. We do believe, however, that the sector should be fairly well positioned, as supply growth remains in check.

     Looking ahead, risk is shifting from supply to demand concerns. Supply pipelines are likely to weaken in the wake of the credit crunch, while demand may decelerate as a weaker economy slows leasing decisions. Within the industrial sector, fundamentals have remained steady with occupancy rates edging up very slightly over 2007, although demand growth has moderated from the pace of 2005 and 2006.

     Conditions in the apartment sector have been impacted, both negatively and positively, by troubles in the single-family housing sector. Rising foreclosures and stricter underwriting standards are forcing some home buyers and would-be buyers to become renters, while rentals of investor-owned homes and condominiums are providing housing alternatives to would-be renters. These conditions are likely to persist as we head into the first half of 2008. In the hotel sector, occupancies were down slightly during the fourth quarter of 2007, although room rates were still more than 5% above comparable levels from a year earlier. Thus revenues per available room still showed strong growth. We expect hotel occupancies to continue to be under some pressure as both leisure and business travelers become more cautious in a slowing economy.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook for 2008?

A: We expect several factors will continue to play a role in the direction of the U.S. REIT market in 2008, including the health of the economy, the pace of job growth and conditions in the credit markets. We believe REITs will continue to experience price volatility in response to the housing and credit market contagion, although we are hopeful that it will be somewhat diminished from the extreme levels exhibited in 2007.

     At the beginning of 2008, REITs were trading at more than a 20% discount to underlying net asset values, and we believe there remains some additional future risk of repricing, particularly as investors cope with the housing and credit market contagion. Overall, however, dedicated real estate capital is largely institutional and allocation driven and supports asset pricing in the private market. As long as this continues, underlying asset value will likely provide a level of price support to REITs. Our investment process focuses on security selection within each property sector, with the goal of identifying real estate equity securities that we believe are mispriced relative to their peers and, thus, represent the greatest relative value and strongest price appreciation potential, as well as lower downside risk.

The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material.]


U.S. Common Stocks              85.6%
Temporary Cash Investments      14.4%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data is represented by a pie chart in the printed material.]


Office                          17.9%
Regional Mall                   16.2%
Apartment                       14.7%
Industrial                      13.2%
Shopping Center                 12.4%
Hotel                            7.1%
Storage                          5.8%
Health Care                      5.8%
Diversified                      5.7%
Triple Net Lease                 1.2%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    Simon DeBartolo Group, Inc.              8.83%
    2.    Boston Properties, Inc.                  6.34
    3.    Equity Residential Property Trust        5.52
    4.    Public Storage, Inc.                     4.73
    5.    Vornado Realty Trust                     4.67
    6.    ProLogis Trust                           3.71
    7.    Host Hotels & Resorts, Inc.              3.56
    8.    AvalonBay Communities, Inc.              3.55
    9.    Developers Diversifies Realty Corp.      3.48
   10.    The Macerich Co.                         3.42

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $21.94    $33.07
    B     $21.68    $32.74
    C     $21.72    $32.80
    Y     $21.90    $33.03

Distributions Per Share
--------------------------------------------------------------------------------

                 1/1/07 - 12/31/07
        -----------------------------------
                     Short-Term   Long-Term
                       Capital     Capital
 Class   Dividends      Gains       Gains
------- ----------- ------------ ----------
   A    $0.3566     $0.1073       $4.2661
   B    $0.0745     $0.1073       $4.2661
   C    $0.1094     $0.1073       $4.2661
   Y    $0.5023     $0.1073       $4.2661


Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Dow Jones Wilshire Real Estate Securities Index.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                 Pioneer Real                         Dow Jones Wilshire
                 Estate Shares                   Real Estate Securities Index
12/97                9,425                                10,000
                     7,560                                 8,257
12/99                7,204                                 7,995
                     9,315                                10,450
12/01               10,011                                11,542
                    10,372                                11,849
12/03               13,823                                16,243
                    18,698                                21,899
12/05               21,463                                24,926
                    29,144                                33,818
12/07               23,491                                27,845

Average Annual Total Returns
(As of December 31, 2007)
                                      Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
 10 Years                              9.56%         8.92%
 5 Years                              17.76         16.38
 1 Year                              -19.39        -24.04
----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                       Gross          Net
                                       1.37%         1.37%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow
Jones Wilshire Real Estate Securities Index.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                 Pioneer Real                         Dow Jones Wilshire
                 Estate Shares                   Real Estate Securities Index
12/97               10,000                                10,000
                     7,964                                 8,257
12/99                7,530                                 7,995
                     9,676                                10,450
12/01               10,297                                11,542
                    10,590                                11,849
12/03               14,010                                16,243
                    18,801                                21,899
12/05               21,379                                24,926
                    28,757                                33,818
12/07               22,964                                27,845

Average Annual Total Returns
(As of December 31, 2007)
                                         If           If
Period                                  Held       Redeemed
 10 Years                              8.67%        8.67%
 5 Years                              16.74        16.74
 1 Year                              -20.14       -22.79
---------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                       Gross         Net
                                       2.31%        2.31%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow
Jones Wilshire Real Estate Securities Index.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                 Pioneer Real                         Dow Jones Wilshire
                 Estate Shares                   Real Estate Securities Index
12/97               10,000                                10,000
                     7,962                                 8,257
12/99                7,531                                 7,995
                     9,672                                10,450
12/01               10,313                                11,542
                    10,601                                11,849
12/03               14,030                                16,243
                    18,839                                21,899
12/05               21,449                                24,926
                    28,871                                33,818
12/07               23,076                                27,845

Average Annual Total Returns
(As of December 31, 2007)
                                        If           If
Period                                 Held       Redeemed
 10 Years                              8.72%         8.72%
 5 Years                              16.83         16.83
 1 Year                              -20.07        -20.07
---------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                       Gross          Net
                                       2.24%         2.24%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS Y SHARES

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow
Jones Wilshire Real Estate Securities Index.

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                 Pioneer Real                         Dow Jones Wilshire
                 Estate Shares                   Real Estate Securities Index
12/97               10,000                                10,000
                     8,085                                 8,257
12/99                7,754                                 7,995
                    10,079                                10,450
12/01               10,885                                11,542
                    11,344                                11,849
12/03               15,219                                16,243
                    20,692                                21,899
12/05               23,872                                24,926
                    32,568                                33,818
12/07               26,371                                27,845

Average Annual Total Returns
(As of December 31, 2007)
                                        If            If
Period                                 Held        Redeemed
 10 Years                             10.18%        10.18%
 5 Years                              18.38         18.38
 1 Year                              -19.03        -19.03
----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                       Gross          Net
                                       0.87%         0.87%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception, which occurred on April 19, 1998 of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception on April 9, 1998 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from July 1, 2007 through December 31, 2007

Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $  872.97      $  868.42      $  869.09      $  874.78
 On 12/31/07
 Expenses Paid During Period*     $    6.37      $   10.64      $   10.18      $    4.25

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.26%, 2.16% and 0.90% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflect ing the period from July 1, 2007 through December 31, 2007

Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $1,018.40      $1,013.81      $1,014.32      $1,020.67
 On 12/31/07
 Expenses Paid During Period*     $    6.87      $   11.47      $   10.97      $    4.58

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.26%, 2.16% and 0.90% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

 Shares                                                         Value
             COMMON STOCKS - 98.0%
             Consumer Services - 2.3%
             Hotels, Resorts & Cruise Lines - 2.3%
 91,000      Starwood Hotels & Resorts                   $  4,006,730
                                                         ------------
             Total Consumer Services                     $  4,006,730
                                                         ------------
             Real Estate - 94.6%
             Diversified Real Estate Investment Trusts - 8.2%
165,000      Liberty Property Trust (b)                  $  4,753,650
 31,500      PS Business Parks, Inc.                        1,655,325
 91,500      Vornado Realty Trust                           8,047,425
                                                         ------------
                                                         $ 14,456,400
                                                         ------------
             Industrial Real Estate Investment Trusts - 10.0%
 85,500      AMB Property Corp.                          $  4,921,380
389,200      DCT Industrial Trust, Inc. (b)                 3,623,452
 80,500      First Potomac Realty Trust                     1,391,845
101,000      ProLogis Trust                                 6,401,380
 68,500      Dupont Fabros Technology, Inc.                 1,342,600
                                                         ------------
                                                         $ 17,680,657
                                                         ------------
             Mortgage Real Estate Investment Trusts - 1.2%
 77,700      iStar Financial, Inc. (b)                   $  2,024,085
                                                         ------------
             Office Real Estate Investment Trusts - 14.5%
 76,900      BioMed Property Trust, Inc.                 $  1,781,773
119,000      Boston Properties, Inc. (b)                   10,925,390
142,000      Brandywine Realty Trust                        2,546,060
 81,800      Corporate Office Properties Trust, Inc.        2,576,700
 37,500      Digital Realty Trust, Inc.                     1,438,875
 49,000      Highwoods Properties, Inc.                     1,439,620
238,000      HRPT Properties Trust                          1,839,740
 55,000      Kilroy Realty Corp.                            3,022,800
                                                         ------------
                                                         $ 25,570,958
                                                         ------------
             Real Estate Management & Development - 3.2%
290,000      Brookfield Properties Corp. (b)             $  5,582,500
                                                         ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                           Value
             Residential Real Estate Investment Trusts - 14.4%
 89,000      Apartment Investment & Management Co. (b)     $  3,090,970
 65,000      AvalonBay Communities, Inc.                      6,119,100
 97,600      Camden Property Trust                            4,699,440
261,000      Equity Residential Property Trust                9,518,670
 16,000      Home Properties, Inc.                              717,600
 61,700      United Dominion Realty Trust, Inc.               1,224,745
                                                           ------------
                                                           $ 25,370,525
                                                           ------------
             Retail Real Estate Investment Trusts - 28.1%
 90,400      Cedar Shopping Centers, Inc.                  $    924,792
156,600      Developers Diversifies Realty Corp.              5,996,214
 62,000      Federal Realty Investment Trust                  5,093,300
 82,100      General Growth Properties, Inc.                  3,380,878
 83,200      Kimco Realty Corp.                               3,028,480
 38,700      Kite Realty Group Trust                            590,949
 90,000      Regency Centers Corp.                            5,804,100
175,300      Simon DeBartolo Group, Inc.                     15,226,558
 70,400      Taubman Centers, Inc. (b)                        3,462,976
 83,000      The Macerich Co.                                 5,897,980
                                                           ------------
                                                           $ 49,406,227
                                                           ------------
             Specialized Real Estate Investment Trusts - 15.0%
177,900      Ashford Hospitality Trust, Inc.               $  1,279,101
135,000      Extra Space Storage, Inc.                        1,929,150
 26,000      Hospitality Properties Trust                       837,720
360,000      Host Hotels & Resorts, Inc.                      6,134,400
166,000      Nationwide Health Properties, Inc. (b)           5,207,420
174,500      Omega Healthcare Investors, Inc.                 2,800,725
111,000      Public Storage, Inc.                             8,148,510
                                                           ------------
                                                           $ 26,337,026
                                                           ------------
             Total Real Estate                             $166,428,378
                                                           ------------
             Telecommunication Services - 1.1%
             Integrated Telecommunications Services - 1.1%
 56,500      Health Care Property Investors, Inc. (b)      $  1,965,070
                                                           ------------
             Total Telecommunication Services              $  1,965,070
                                                           ------------
             TOTAL COMMON STOCKS
             (Cost $137,193,059)                           $172,400,178
                                                           ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                          Value
               TEMPORARY CASH INVESTMENTS - 16.5%
               Commercial Paper - 16.5%
29,009,056     Securities Lending Investment Fund, 5.19%     $ 29,009,056
                                                             ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $29,009,056)                            $ 29,009,056
                                                             ------------
               TOTAL INVESTMENT IN SECURITIES - 114.5%
               (Cost $166,202,115) (a)                       $201,409,234
                                                             ------------
               OTHER ASSETS AND LIABILITIES - (14.5)%        $(25,486,752)
                                                             ------------
               TOTAL NET ASSETS - 100.0%                     $175,922,482
                                                             ============

*    Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $167,334,763 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost.                                        $44,316,163
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value.                                        (10,241,692)
                                                                                -----------
       Net unrealized gain                                                      $34,074,471
                                                                                ===========

(b)  At December 31, 2007, the following securities were out on loan:

      Shares     Security                                        Value
      11,002     Apartment Investment & Management Co.     $   382,099
     117,740     Boston Properties, Inc.                    10,809,709
     201,986     Brookfield Properties Corp.                 3,888,231
      97,700     DCT Industrial Trust, Inc.                    909,587
      16,335     Health Care Property Investors, Inc.          568,131
      74,393     iStar Financial, Inc.                       1,937,938
      63,082     Nationwide Health Properties, Inc.          1,978,882
     163,350     Liberty Property Trust                      4,706,114
      67,205     Taubman Centers, Inc.                       3,305,814
                                                           -----------
                 Total                                     $28,486,505
                                                           ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2007 aggregated 51,119,163 and 87,464,553 respectively.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $28,486,505) (cost $166,202,115)                           $201,409,234
  Cash                                                            1,724,527
  Receivables -
    Investment securities sold                                      134,039
    Fund shares sold                                                292,249
    Dividends, interest and foreign taxes withheld                2,010,887
  Other                                                              45,596
                                                               ------------
     Total assets                                              $205,616,532
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $    333,598
    Fund shares repurchased                                         226,696
    Upon return of securities loaned                             29,009,056
  Due to affiliates                                                  67,367
  Accrued expenses                                                   57,333
                                                               ------------
     Total liabilities                                         $ 29,694,050
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $141,527,907
  Undistributed net investment income                               320,104
  Accumulated net realized loss on investments                   (1,132,648)
  Net unrealized gain on investments                             35,207,119
                                                               ------------
     Total net assets                                          $175,922,482
                                                               ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $97,690,576/4,452,757 shares)              $      21.94
                                                               ============
  Class B (based on $18,364,168/846,951 shares)                $      21.68
                                                               ============
  Class C (based on $15,138,859/696,931 shares)                $      21.72
                                                               ============
  Class Y (based on $44,728,879/2,041,980 shares)              $      21.90
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($21.94 [divided by] 94.25%)                         $      23.28
                                                               ============

The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $28,052)   $5,897,065
  Interest                                                  210,070
  Income from securities loaned, net                         36,696
                                                         ----------
     Total investment income                                             $  6,143,831
                                                                         ------------
EXPENSES:
  Management fees                                        $1,968,708
  Transfer agent fees and expenses
    Class A                                                 310,706
    Class B                                                 112,061
    Class C                                                  62,854
    Class Y                                                     721
  Distribution fees
    Class A                                                 348,646
    Class B                                                 295,218
    Class C                                                 233,227
  Administrative fees                                        55,370
  Custodian fees                                             24,134
  Registration fees                                          57,896
  Professional fees                                          52,247
  Printing expense                                           35,119
  Fees and expenses of nonaffiliated trustees                 8,428
  Miscellaneous                                               9,044
                                                         ----------
     Total expenses                                                      $  3,574,379
     Less fees paid indirectly                                                (21,006)
                                                                         ------------
     Net expenses                                                        $  3,553,373
                                                                         ------------
       Net investment income                                             $  2,590,458
                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $ 28,550,165
                                                                         ------------
  Change in net unrealized gain on investments                           $(78,881,246)
                                                                         ------------
  Net loss on investments                                                $(50,331,081)
                                                                         ------------
  Net decrease in net assets resulting from operations                   $(47,740,623)
                                                                         ============

20  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                           Year Ended       Year Ended
                                                            12/31/07         12/31/06
FROM OPERATIONS:
Net investment income                                    $    2,590,458   $   1,903,072
Net realized gain on investments                             28,550,165      15,089,781
Change in net unrealized gain (loss) on investments         (78,881,246)     50,495,057
                                                         --------------   -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (47,740,623)  $  67,487,910
                                                         --------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.36 and $0.28 per share, respectively)    $   (1,632,527)  $  (1,258,729)
    Class B ($0.07 and $0.01 per share, respectively)           (65,436)         (5,469)
    Class C ($0.11 and $0.02 per share, respectively)           (78,925)        (14,555)
    Class Y ($0.50 and $0.42 per share, respectively)          (835,689)       (512,542)
Net realized gain:
    Class A ($4.37 and $1.68 per share, respectively)       (17,216,824)     (7,867,736)
    Class B ($4.37 and $1.68 per share, respectively)        (3,341,072)     (1,751,645)
    Class C ($4.37 and $1.68 per share, respectively)        (2,655,779)     (1,326,725)
    Class Y ($4.37 and $1.68 per share, respectively)        (7,701,384)     (2,116,186)
                                                         --------------   -------------
     Total distributions to shareowners                  $  (33,527,636)  $ (14,853,587)
                                                         --------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $   63,752,735   $  78,862,717
Reinvestment of distributions                                30,505,083      13,544,137
Cost of shares repurchased                                 (109,241,936)    (59,390,077)
                                                         --------------   -------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                        $  (14,984,118)  $  33,016,777
                                                         --------------   -------------
    Net increase (decrease) in net assets                $  (96,252,377)  $  85,651,100
NET ASSETS:
Beginning of year                                           272,174,859     186,523,759
                                                         --------------   -------------
End of year                                              $  175,922,482   $ 272,174,859
                                                         ==============   =============
Undistributed net investment income                      $      320,104   $     662,296
                                                         ==============   =============

The accompanying notes are an integral part of these financial statements.   21

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares      '06 Amount
CLASS A
Shares sold                           994,319    $  32,914,661       1,601,496    $  48,330,568
Reinvestment of distributions         743,988       16,861,749         260,538        8,359,232
Less shares repurchased            (2,217,291)     (68,683,661)     (1,190,855)     (35,412,699)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (478,984)   $ (18,907,251)        671,179    $  21,277,101
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           209,823    $   6,894,004         346,132    $  10,451,504
Reinvestment of distributions         140,171        3,090,523          49,915        1,595,644
Less shares repurchased              (585,583)     (18,011,134)       (483,202)     (14,023,947)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (235,589)   $  (8,026,607)        (87,155)   $  (1,976,799)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           226,661    $   7,194,207         253,560    $   7,680,650
Reinvestment of distributions         107,365        2,374,472          36,096        1,157,458
Less shares repurchased              (466,697)     (14,390,437)       (232,129)      (6,760,083)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (132,671)   $  (4,821,758)         57,527    $   2,078,025
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                           564,016    $  16,749,863         410,449    $  12,399,995
Reinvestment of distributions         362,948        8,178,339          76,044        2,431,803
Less shares repurchased              (290,653)      (8,156,704)       (105,997)      (3,193,348)
                                   ----------    -------------      ----------    -------------
    Net increase                      636,311    $  16,771,498         380,496    $  11,638,450
                                   ==========    =============      ==========    =============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                  Year Ended   Year Ended  Year Ended    Year Ended    Year Ended
                                                                   12/31/07     12/31/06    12/31/05    12/31/04 (a)    12/31/03
CLASS A
Net asset value, beginning of period                              $  33.07      $  25.87    $  24.52      $ 19.55       $ 15.30
                                                                  --------      --------    --------      -------       -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.36      $   0.28    $   0.28      $  0.39       $  0.65
 Net realized and unrealized gain (loss) on investments              (6.76)         8.88        3.29         6.31          4.33
                                                                  --------      --------    --------      -------       -------
  Net increase (decrease) from investment operations              $  (6.40)     $   9.16    $   3.57      $  6.70       $  4.98
Distributions to shareowners:
 Net investment income                                               (0.36)        (0.28)      (0.24)       (0.40)        (0.73)
 Net realized gain                                                   (4.37)        (1.68)      (1.84)       (1.33)            -
 Tax return of capital                                                   -             -       (0.14)           -             -
                                                                  --------      --------    --------      -------       -------
Net increase (decrease) in net asset value                        $ (11.13)     $   7.20    $   1.35      $  4.97       $  4.25
                                                                  --------      --------    --------      -------       -------
Net asset value, end of period                                    $  21.94      $  33.07    $  25.87      $ 24.52       $ 19.55
                                                                  ========      ========    ========      =======       =======
Total return*                                                       (19.39)%       35.79%      14.79%       35.26%        33.27%
Ratio of net expenses to average net assets+                          1.36%         1.37%       1.50%        1.56%         1.68%
Ratio of net investment income to average net assets+                 1.10%         0.98%       1.14%        1.85%         3.81%
Portfolio turnover rate                                                 21%           20%         24%          34%           36%
Net assets, end of period (in thousands)                          $ 97,691      $163,088    $110,217      $94,198       $61,455
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                         1.36%         1.37%       1.50%        1.56%         1.68%
 Net investment income                                                1.10%         0.98%       1.14%        1.85%         3.81%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.35%         1.36%       1.50%        1.56%         1.68%
 Net investment income                                                1.11%         0.99%       1.14%        1.85%         3.81%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                  Year Ended     Year Ended   Year Ended    Year Ended    Year Ende
                                                                   12/31/07       12/31/06     12/31/05    12/31/04 (a)    12/31/03
CLASS B
Net asset value, beginning of period                              $  32.74       $  25.64      $ 24.32       $ 19.40       $ 15.17
                                                                  --------       --------      -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.06       $   0.01      $  0.06       $  0.19       $  0.51
 Net realized and unrealized gain (loss) on investments              (6.68)          8.78         3.24          6.28          4.30
                                                                  --------       --------      -------       -------       -------
  Net increase (decrease) from investment operations              $  (6.61)      $   8.79      $  3.30       $  6.47       $  4.81
Distributions to shareowners:
 Net investment income                                               (0.07)         (0.01)       (0.05)        (0.22)        (0.58)
 Net realized gain                                                   (4.37)         (1.68)       (1.84)        (1.33)            -
 Tax return of capital                                                   -              -        (0.09)            -             -
                                                                  --------       --------      -------       -------       -------
Net increase (decrease) in net asset value                        $ (11.06)      $   7.10      $  1.32       $  4.92       $  4.23
                                                                  --------       --------      -------       -------       -------
Net asset value, end of period                                    $  21.68       $  32.74      $ 25.64       $ 24.32       $ 19.40
                                                                  ========       ========      =======       =======       =======
Total return*                                                       (20.14)%        34.51%       13.72%        34.20%        32.30%
Ratio of net expenses to average net assets+                          2.28%          2.31%        2.42%         2.37%         2.50%
Ratio of net investment income to average net assets+                 0.11%          0.00%(b)     0.14%         0.96%         2.98%
Portfolio turnover rate                                                 21%            20%          24%           34%           36%
Net assets, end of period (in thousands)                          $ 18,364       $ 35,442      $29,992       $39,833       $37,325
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                         2.28%          2.31%        2.42%         2.37%         2.50%
 Net investment income                                                0.11%          0.00%(b)     0.14%         0.96%         2.98%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.26%          2.30%        2.42%         2.37%         2.50%
 Net investment income                                                0.13%          0.01%        0.14%         0.96%         2.98%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                  Year Ended   Year Ended  Year Ended    Year Ended    Year Ended
                                                                   12/31/07     12/31/06    12/31/05    12/31/04 (a)    12/31/03
CLASS C
Net asset value, beginning of period                              $  32.80      $ 25.68     $ 24.35       $ 19.42       $ 15.20
                                                                  --------      -------     -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.10      $  0.02     $  0.08       $  0.20       $  0.52
 Net realized and unrealized gain (loss) on investments              (6.70)        8.80        3.26          6.29          4.31
                                                                  --------      -------     -------       -------       -------
  Net increase (decrease) from investment operations              $  (6.60)     $  8.82     $  3.34       $  6.49       $  4.83
Distributions to shareowners:
 Net investment income                                               (0.11)       (0.02)      (0.07)        (0.23)        (0.61)
 Net realized gain                                                   (4.37)       (1.68)      (1.84)        (1.33)            -
 Tax return of capital                                                   -            -       (0.10)            -             -
                                                                  --------      -------     -------       -------       -------
Net increase (decrease) in net asset value                        $ (11.08)     $  7.12     $  1.33       $  4.93       $  4.22
                                                                  --------      -------     -------       -------       -------
Net asset value, end of period                                    $  21.72      $ 32.80     $ 25.68       $ 24.35       $ 19.42
                                                                  ========      =======     =======       =======       =======
Total return*                                                       (20.07)%      34.60%      13.85%        34.27%        32.35%
Ratio of net expenses to average net assets+                          2.17%        2.24%       2.32%         2.34%         2.39%
Ratio of net investment income to average net assets+                 0.26%        0.10%       0.27%         1.02%         3.20%
Portfolio turnover rate                                                 21%          20%         24%           34%           36%
Net assets, end of period (in thousands)                          $ 15,139      $27,209     $19,824       $20,675       $14,686
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                         2.17%        2.24%       2.32%         2.34%         2.39%
 Net investment income                                                0.26%        0.10%       0.27%         1.02%         3.20%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.16%        2.23%       2.32%         2.34%         2.39%
 Net investment income                                                0.27%        0.11%       0.27%         1.02%         3.20%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                  Year Ended   Year Ended  Year Ended    Year Ended    Year Ended
                                                                   12/31/07     12/31/06    12/31/05    12/31/04 (a)    12/31/03
CLASS Y
Net asset value, beginning of period                              $  33.03      $ 25.84     $ 24.49       $ 19.53       $ 15.27
                                                                  --------      -------     -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.49      $  0.42     $  0.35       $  0.50       $  0.76
 Net realized and unrealized gain (loss) on investments              (6.75)        8.87        3.34          6.31          4.33
                                                                  --------      -------     -------       -------       -------
  Net increase (decrease) from investment operations              $  (6.26)     $  9.29     $  3.69       $  6.81       $  5.09
Distributions to shareowners:
 Net investment income                                               (0.50)       (0.42)      (0.34)        (0.52)        (0.83)
 Net realized gain                                                   (4.37)       (1.68)      (1.84)        (1.33)            -
 Tax return of capital                                                   -            -       (0.16)            -             -
                                                                  --------      -------     -------       -------       -------
Net increase (decrease) in net asset value                        $ (11.13)     $  7.19     $  1.35       $  4.96       $  4.26
                                                                  --------      -------     -------       -------       -------
Net asset value, end of period                                    $  21.90      $ 33.03     $ 25.84       $ 24.49       $ 19.53
                                                                  ========      =======     =======       =======       =======
Total return*                                                       (19.03)%      36.43%      15.36%        35.97%        34.16%
Ratio of net expenses to average net assets+                          0.90%        0.87%       1.00%         1.01%         1.05%
Ratio of net investment income to average net assets+                 1.81%        1.54%       1.84%         2.47%         4.47%
Portfolio turnover rate                                                 21%          20%         24%           34%           36%
Net assets, end of period (in thousands)                          $ 44,729      $46,436     $26,490       $ 9,172       $ 4,984
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                         0.90%        0.87%       1.00%         1.01%         1.05%
 Net investment income                                                1.81%        1.54%       1.84%         2.47%         4.47%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.90%        0.87%       1.00%         1.01%         1.05%
 Net investment income                                                1.81%        1.54%       1.84%         2.47%         4.47%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

A.   Security Valuation

     Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

    The Fund has reclassified $320,073 to decrease undistributed net investment income, $277,015 to decrease accumulated realized loss on investments and $43,058 to increase paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                    2007            2006
----------------------------------------------------------
  Distributions paid from:
  Ordinary income*             $ 3,370,381     $ 1,791,295
  Long-term capital gain        30,157,255      13,062,292
                               -----------     -----------
    Total                      $33,527,636     $14,853,587
                               ===========     ===========

* Included in the Fund's distributions from 2006 ordinary income is $340,994 in excess of investment company taxable income, which, in accordance with applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007.

                                               2007
-----------------------------------------------------
  Undistributed Net Investment Income     $   320,104
  Unrealized appreciation                  34,074,471
                                          -----------
    Total                                 $34,394,575
                                          ===========

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $64,039 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.   Securities Lending

     The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. PIM pays a portion of the fee it receives from the Fund to AEW Management and Advisors L.P. as compensation for sub-advisory services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

December 31, 2007, $11,780 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $50,864 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $4,723 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $64,362 were paid to PFD.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were not reduced by $21,006 under such arrangements.

6.   Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Real Estate Shares:

We have audited the accompanying statement of assets and liabilities of Pioneer Real Estate Shares (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained AEW Management and Advisors, L.P. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and the sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007, in the second quintile of its Morningstar category for the three year period ended June 30, 2007 and in the third quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the sub-advisory agreement for the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and that, on a hypothetical basis, such fee would be in the second or third quintile relative to the peer group at higher asset levels. The Trustees also considered the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 77 Pioneer Funds, Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, and Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service and
Name and Age                With the Fund           Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1995.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.
--------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

                                                                                        Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc., Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service and
Name and Age                With the Fund    Term of Office
David R. Bock (64)          Trustee          Trustee since 2005.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee          Trustee since 1997.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee          Trustee since 1995.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company)             Social Investment
                            (2004 - present); Partner, Federal City Capital Advisors        Company (privately-held
                            (boutique merchant bank) (1997 to 2004); and Executive          affordable housing
                            Vice President and Chief Financial Officer, Pedestal Inc.       finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company); Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
-------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           Positions Held  Length of Service and
Name and Age               With the Fund   Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 1995.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
Stephen K. West (79)       Trustee         Trustee since 1995.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1995.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------

Pioneer Real Estate Shares
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
-------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)       Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                         Helvetia Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
-------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service and
Name and Age                 With the Fund         Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal          None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and As-               None
                             sistant Treasurer of all of the Pioneer Funds since
                             November 2004; Treasurer and Senior Vice President, CDC
                             IXIS Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                      Positions Held                                             Length of Service and
Name and Age                          With the Fund                                              Term of Office
Katherine Kim Sullivan (34)           Assistant Treasurer                                        Since 2003. Serves at
                                                                                                 the discretion of the
                                                                                                 Board
-----------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                Chief Compliance                                           Since January 2007.
                                      Officer                                                    Serves at the discre-
                                                                                                 tion of the Board
----------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


Name and Age                          Principal Occupation During Past Five Years                Other Directorships Held
                                                                                                 by this Officer
Katherine Kim Sullivan (34)           Fund Administration Manager - Fund Accounting,             None
                                      Administration and Controllership Services since
                                      June 2003 and Assistant Treasurer of all of the Pioneer
                                      Funds since September 2003; Assistant Vice Predident -
                                      Mutual Fund Operations of State Street Corporation
                                      from June 2002 to June 2003 (formerly Deutsche Bank
                                      Asset Management)
--------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                Chief Compliance Officer of Pioneer since December 2006    None
                                      and of all the Pioneer Funds since January 2007; Vice
                                      President and Compliance Officer, MFS Investment
                                      Management (August 2005 to December 2006); Consult-
                                      ant, Fidelity Investments (February 2005 to July 2005);
                                      Independent Consultant (July 1997 to February 2005)
--------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form
N-1A, totaled approximately $35,270 in 2007 and $33,910 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.